Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Class A Ordinary Shares
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	7,950,986	6,597,362
Common stock, shares outstanding	7,950,986	6,597,362
Class B Ordinary Shares
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	22,437,754	22,437,754
Common stock, shares outstanding	22,437,754	22,437,754